TAXES PAYABLE	12 Months Ended
Dec. 31, 2024
Taxes Payable
TAXES PAYABLE	18. TAXES PAYABLE
	As of December 31,
	2024	2023
	USD’000	USD’000
VAT	281	268
Income tax	7	6
Property tax	—	—
Other	27	7
	315	281